United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6269

(Investment Company Act File Number)

Cash Trust Series II

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2012

Date of Reporting Period: Quarter ended 02/29/2012

Item 1. Schedule of Investments

Federated Treasury Cash Series II

Portfolio of Investments

February 29, 2012 (unaudited)

Principal Amount			Value
		U.S. Treasury – 18.8%
$1,000,000	[1]	United States Treasury Bills, 0.050%, 5/24/2012	999,883
1,000,000		United States Treasury Notes, 0.375%, 8/31/2012	1,001,164
1,000,000		United States Treasury Notes, 0.625%, 6/30/2012	1,001,810
2,400,000		United States Treasury Notes, 1.000% - 4.500%, 3/31/2012	2,403,223
2,250,000		United States Treasury Notes, 1.000% - 4.500%, 4/30/2012	2,257,468
500,000		United States Treasury Notes, 1.375%, 5/15/2012	501,364
500,000		United States Treasury Notes, 1.375%, 10/15/2012	503,930
500,000		United States Treasury Notes, 1.375%, 1/15/2013	505,381
1,000,000		United States Treasury Notes, 1.375%, 2/15/2013	1,011,628
500,000		United States Treasury Notes, 1.375%, 3/15/2013	506,063
1,000,000		United States Treasury Notes, 1.500%, 7/15/2012	1,005,251
1,250,000		United States Treasury Notes, 1.875%, 6/15/2012	1,256,499
500,000		United States Treasury Notes, 2.750%, 2/28/2013	512,682
500,000		United States Treasury Notes, 4.375%, 8/15/2012	509,649
250,000		United States Treasury Notes, 4.750%, 5/31/2012	252,888
		TOTAL U.S. TREASURY	14,228,883
		Repurchase Agreements – 81.1%
10,000,000		Interest in $750,000,000 joint repurchase agreement 0.16%, dated 2/29/2012 under which Bank of Montreal will repurchase securities provided as collateral for $750,003,333 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $765,003,491.	10,000,000
2,000,000	[2]	Interest in $1,250,000,000 joint repurchase agreement 0.10%, dated 1/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,250,204,861 on 3/16/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,272,801,370.	2,000,000
12,440,000		Interest in $4,000,000,000 joint repurchase agreement 0.16%, dated 2/29/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,017,778 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $4,080,018,162.	12,440,000
2,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 2/29/2012 under which Credit Suisse Securities, LLC will repurchase securities provided as collateral for $1,000,027,222 on 3/7/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 6/30/2018 and the market value of those underlying securities was $1,020,003,380.	2,000,000
5,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.14%, dated 2/29/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,068,056 on 3/7/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $2,550,009,938.	5,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.17%, dated 2/29/2012 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,002,361 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $510,002,478.	10,000,000
10,000,000		Interest in $2,985,000,000 joint repurchase agreement 0.16%, dated 2/29/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $2,985,013,267 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $3,044,704,665.	10,000,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.15%, dated 2/29/2012 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,004,167 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2020 and the market value of those underlying securities was $1,020,004,337.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	61,440,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[3]	75,668,883
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	79,715
		TOTAL NET ASSETS — 100%	$75,748,598

1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 29, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series II

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date April 23, 2012